IFRS 7 Disclosures - Summary of Potential Impact on Net Income Attributed to Shareholders Arising from Changes to Spreads (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Corporate spreads [member]
Disclosure of Interest Rate and Spread Risk Sensitivities and Exposure Measures [line items]
Spreads period assumed to grade to long-term average	5 years	5 years